Share-Based Compensation (Details) - Schedule of exercise prices and remaining contractual life $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	2,939,434
Remaining contractual Life (in years)	1 year 7 months 9 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 880
No. of options exercisable	1,953,429
Exercise Price One [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	649,883
Remaining contractual Life (in years)	2 years 5 months 1 day
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 811
No. of options exercisable	649,883
Exercise Price Two [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Remaining contractual Life (in years)	7 years 4 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 69
No. of options exercisable	222,222
Exercise Price Three [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	52,250
Remaining contractual Life (in years)	7 years 3 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	27,375
Exercise Price Four [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	216,200
Remaining contractual Life (in years)	9 years 3 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Five [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	445,792
Remaining contractual Life (in years)	9 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	69,264
Exercise Price Six [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.96
Number of options outstanding	150,000
Remaining contractual Life (in years)	9 years 10 months 17 days
No. of options exercisable
Exercise Price Seven [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	634,177
Remaining contractual Life (in years)	4 years 6 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	634,177
Exercise Price Eight [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Remaining contractual Life (in years)	6 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	112,500
Exercise Price Nine [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.23
Number of options outstanding	20,000
Remaining contractual Life (in years)	8 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	5,000
Exercise Price Ten [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.3
Number of options outstanding	3,750
Remaining contractual Life (in years)	8 years 7 months 6 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	3,750
Exercise Price Eleven[Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 9.02
Number of options outstanding	40,500
Remaining contractual Life (in years)	7 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	20,250
Exercise Price Twelve [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	12,126
Remaining contractual Life (in years)	5 years 11 months 4 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	12,126
Exercise Price Thirteen [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.21
Number of options outstanding	1,816
Remaining contractual Life (in years)	6 years 2 months 26 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	1,816
Exercise Price Fourteen [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.23
Number of options outstanding	250,000
Remaining contractual Life (in years)	8 years 4 months 28 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	152,778
Exercise Price Fifteen [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 14
Number of options outstanding	60,500
Remaining contractual Life (in years)	8 years 3 months 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	40,333
Exercise price Sixteen [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.4
Number of options outstanding	1,940
Remaining contractual Life (in years)	6 years 6 months 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	1,455
Exercise Price Seventeen [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 90.16
Number of options outstanding	500
Remaining contractual Life (in years)	1 year 11 months 1 day
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	500